Revenues - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Revenue recognized contract liability	¥ 1,081	$ 170
Unbilled revenue, Impairment of balances, Reversed	2,800	439
Cost and estimated earnings in excess of billings			¥ 717
Reclassified From Cost And Estimated Earnings In Excess Of Billings To Accounts Receivable [Member]
Cost and estimated earnings in excess of billings	717			$ 113
General and Administrative Expense [Member]
Decrease in unbilled revenue was due to impairment of balances amount			¥ 2,800
Decrease in accounts receivable caused by impairment	¥ 59,347	$ 9,313